Employment costs and provisions - Summary of provisions including post-retirement benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 1,558	$ 1,658
Adjustment on currency translation	(83)	32
Charged/(credited) to profit:
– increases to existing and new provisions	199	78
– unused amounts reversed	(12)	(26)
Utilised in year	(133)	(277)
Remeasurement (gains)/losses recognised in other comprehensive income	(94)	102
Transfers and other movements	21	(9)
Provisions, ending balance	1,456	1,558
Balance sheet analysis:
Current	359	361
Non-current	1,097	1,197
Total	1,456	1,558
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions, beginning balance	1,189
Adjustment on currency translation	(48)
Charged/(credited) to profit:
– increases to existing and new provisions	91
– unused amounts reversed	0
Utilised in year	(75)
Remeasurement (gains)/losses recognised in other comprehensive income	(94)
Transfers and other movements	0
Provisions, ending balance	1,063	1,189
Balance sheet analysis:
Current	68
Non-current	995
Total	1,063	1,189
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions, beginning balance	369
Adjustment on currency translation	(35)
Charged/(credited) to profit:
– increases to existing and new provisions	108
– unused amounts reversed	(12)
Utilised in year	(58)
Remeasurement (gains)/losses recognised in other comprehensive income	0
Transfers and other movements	21
Provisions, ending balance	393	369
Balance sheet analysis:
Current	291
Non-current	102
Total	393	369
Provision for long service leave	313	296
Provision for redundancy and severance payments	$ 24	$ 17